Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets pledged as collateral [abstract]
Financial Assets Pledged as Collateral

NOTE 12. FINANCIAL ASSETS PLEDGED AS COLLATERAL
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.24	12.31.23
Deposits as Collateral	567,506,287	624,608,667
Special Accounts as Collateral—Argentine Central Bank	470,298,830	213,352,982
Forward Purchases of monetary regulatory instruments	446,679,274	101,828,646
Less: Allowances	(68,316)	(15,677)
Total	1,484,416,075	939,774,618
The restricted availability assets are detailed in Note 52.2.